Supplemental condensed consolidating financial information - Condensed consolidating income statement (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Condensed Income Statement [Line Items]
Revenue from product sales	$ 1,963	$ 1,582	$ 3,525
Cost of sales	(1,290)	(1,264)	(2,626)
Gain (loss) on non-hedge derivatives and other commodity contracts	(15)	5	5
Gross profit	658	323	904
Corporate administration, marketing and other income (expenses)	(36)	(41)	(82)
Exploration and evaluation costs	(56)	(51)	(112)
Impairment, derecognition of assets and profit (loss) on disposal	(1)	(3)	(6)
Other (expenses) income	(28)	(25)	(83)
Operating profit (loss)	537	203	621
Interest income	9	5	14
Foreign exchange gains (losses)	18	(1)	(12)
Finance costs and unwinding of obligations	(86)	(92)	(172)
Share of associates and joint ventures' profit (loss)	119	78	168
Equity gain (loss) in subsidiaries	0	0	0
Profit (loss) before taxation	597	193	619
Taxation	(208)	(62)	(250)
Profit (loss) from continuing operations	389	131	369
Profit (loss) from discontinued operations	39	(15)	(376)
Profit (loss) for the period	428	116	(7)
Equity shareholders
- Continuing operations	382	129	364
- Discontinued operations	39	(15)	(376)
Non-controlling interests
- Continuing operations	7	2	5
Total comprehensive income (loss) for the period, net of tax	412
- Continuing operations	(7)	(2)	(5)
Comprehensive income, attributable to owners of parent	424	133	378
Aggregate continuing and discontinued operations
Condensed Income Statement [Line Items]
Cost of sales	(1,464)	(1,496)	(3,105)
Gross profit	677	337	983
Non-controlling interests
Total comprehensive income (loss) for the period, net of tax	412	120	7
- Continuing operations	(7)	(2)	(5)
Comprehensive income, attributable to owners of parent	405	118	2
Reportable Legal Entities | AngloGold Ashanti (the “Guarantor”)
Condensed Income Statement [Line Items]
Revenue from product sales	0	0	0
Cost of sales	2	2	(1)
Gain (loss) on non-hedge derivatives and other commodity contracts	0	0	0
Gross profit	2	2	(1)
Corporate administration, marketing and other income (expenses)	(43)	(24)	(41)
Exploration and evaluation costs	0	0	0
Impairment, derecognition of assets and profit (loss) on disposal	0	0	0
Other (expenses) income	(2)	(8)	(10)
Operating profit (loss)	(43)	(30)	(52)
Interest income	1	2	3
Foreign exchange gains (losses)	0	0	0
Finance costs and unwinding of obligations	(7)	(8)	(16)
Share of associates and joint ventures' profit (loss)	0	0	0
Equity gain (loss) in subsidiaries	392	156	302
Profit (loss) before taxation	343	120	237
Taxation	13	16	32
Profit (loss) from continuing operations	356	136	269
Profit (loss) from discontinued operations	65	(22)	(281)
Profit (loss) for the period	421	114	(12)
Equity shareholders
- Continuing operations	356	136	269
- Discontinued operations	65	(22)	(281)
Non-controlling interests
- Continuing operations	0	0	0
Reportable Legal Entities | AngloGold Ashanti (the “Guarantor”) | Aggregate continuing and discontinued operations
Non-controlling interests
Total comprehensive income (loss) for the period, net of tax	405	118	2
- Continuing operations	0	0	0
Comprehensive income, attributable to owners of parent	405	118	2
Reportable Legal Entities | IOMco (the “Issuer”)
Condensed Income Statement [Line Items]
Revenue from product sales	0	0	0
Cost of sales	0	0	0
Gain (loss) on non-hedge derivatives and other commodity contracts	0	0	0
Gross profit	0	0	0
Corporate administration, marketing and other income (expenses)	(5)	3	(6)
Exploration and evaluation costs	0	0	0
Impairment, derecognition of assets and profit (loss) on disposal	0	0	(3)
Other (expenses) income	0	3	3
Operating profit (loss)	(5)	6	(6)
Interest income	3	1	6
Foreign exchange gains (losses)	(1)	(2)	(4)
Finance costs and unwinding of obligations	(57)	(53)	(106)
Share of associates and joint ventures' profit (loss)	0	0	0
Equity gain (loss) in subsidiaries	521	294	815
Profit (loss) before taxation	461	246	705
Taxation	0	0	0
Profit (loss) from continuing operations	461	246	705
Profit (loss) from discontinued operations	0	0	0
Profit (loss) for the period	461	246	705
Equity shareholders
- Continuing operations	461	246	705
- Discontinued operations	0	0	0
Non-controlling interests
- Continuing operations	0	0	0
Reportable Legal Entities | IOMco (the “Issuer”) | Aggregate continuing and discontinued operations
Non-controlling interests
Total comprehensive income (loss) for the period, net of tax	482	243	717
- Continuing operations	0	0	0
Comprehensive income, attributable to owners of parent	482	243	717
Reportable Legal Entities | Other subsidiaries (the “Non-Guarantor Subsidiaries”)
Condensed Income Statement [Line Items]
Revenue from product sales	1,963	1,582	3,525
Cost of sales	(1,292)	(1,266)	(2,625)
Gain (loss) on non-hedge derivatives and other commodity contracts	(8)	5	5
Gross profit	663	321	905
Corporate administration, marketing and other income (expenses)	(4)	(10)	(17)
Exploration and evaluation costs	(56)	(51)	(112)
Impairment, derecognition of assets and profit (loss) on disposal	(1)	(3)	(6)
Other (expenses) income	(26)	(16)	135
Operating profit (loss)	576	241	905
Interest income	5	2	5
Foreign exchange gains (losses)	19	1	(8)
Finance costs and unwinding of obligations	(29)	(31)	(56)
Share of associates and joint ventures' profit (loss)	119	68	154
Equity gain (loss) in subsidiaries	0	0	0
Profit (loss) before taxation	690	281	1,000
Taxation	(221)	(78)	(282)
Profit (loss) from continuing operations	469	203	718
Profit (loss) from discontinued operations	(26)	7	(95)
Profit (loss) for the period	443	210	623
Equity shareholders
- Continuing operations	462	201	713
- Discontinued operations	(26)	7	(95)
Non-controlling interests
- Continuing operations	7	2	5
Reportable Legal Entities | Other subsidiaries (the “Non-Guarantor Subsidiaries”) | Aggregate continuing and discontinued operations
Non-controlling interests
Total comprehensive income (loss) for the period, net of tax	464	207	618
- Continuing operations	(7)	(2)	(5)
Comprehensive income, attributable to owners of parent	457	205	613
Consolidation, Eliminations
Condensed Income Statement [Line Items]
Revenue from product sales	0	0	0
Cost of sales	0	0	0
Gain (loss) on non-hedge derivatives and other commodity contracts	(7)	0	0
Gross profit	(7)	0	0
Corporate administration, marketing and other income (expenses)	16	(10)	(18)
Exploration and evaluation costs	0	0	0
Impairment, derecognition of assets and profit (loss) on disposal	0	0	3
Other (expenses) income	0	(4)	(211)
Operating profit (loss)	9	(14)	(226)
Interest income	0	0	0
Foreign exchange gains (losses)	0	0	0
Finance costs and unwinding of obligations	7	0	6
Share of associates and joint ventures' profit (loss)	0	10	14
Equity gain (loss) in subsidiaries	(913)	(450)	(1,117)
Profit (loss) before taxation	(897)	(454)	(1,323)
Taxation	0	0	0
Profit (loss) from continuing operations	(897)	(454)	(1,323)
Profit (loss) from discontinued operations	0	0	0
Profit (loss) for the period	(897)	(454)	(1,323)
Equity shareholders
- Continuing operations	(897)	(454)	(1,323)
- Discontinued operations	0	0	0
Non-controlling interests
- Continuing operations	0	0	0
Consolidation, Eliminations | Aggregate continuing and discontinued operations
Non-controlling interests
Total comprehensive income (loss) for the period, net of tax	(939)	(448)	(1,330)
- Continuing operations	0	0	0
Comprehensive income, attributable to owners of parent	$ (939)	$ (448)	$ (1,330)